TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2022
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

15. TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2022	December 31, 2021
Trade accounts payable	$554,910	$362,890
Accrued liabilities	926,808	402,540
Government grant payable	33,709	33,709
	$1,515,427	$799,139

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)